Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets, Net [Line Items]
Impairment loss on intangible assets			$ 3,151,467
Amortization expense	255,526	214,499	217,977
Intangible Assets [Member]
Intangible Assets, Net [Line Items]
Amortization expense	$ 3,847	$ 6,918	$ 703,932